Selected Balance Sheet Data (Details) - Schedule of other non-current liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Non-Current Liabilities [Abstract]
Accrued interest expense	$ 1,277	$ 784
Equipment notes payable, non-current	860	942	1,594
Operating lease liabilities, non-current	4,770	5,174
Finance lease liabilities, non-current	3,560	4,100
Total other non-current liabilities	$ 10,467	$ 11,000	$ 1,594